UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8% (0.5% of Total Investments)
$ 5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	11/12 at 100.00	BBB	$ 5,205,519
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
	Alaska – 0.8% (0.6% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,167,919
1,280	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,327,642
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
730	4.625%, 6/01/23	6/14 at 100.00	Ba1	730,022
3,250	5.000%, 6/01/46	6/14 at 100.00	B+	2,563,860
6,385	Total Alaska			5,789,443
	Arizona – 3.0% (2.1% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	AA–	3,811,950
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A+	5,318,295
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	11,631,221
	2008A, 5.000%, 7/01/38
19,070	Total Arizona			20,761,466
	California – 23.7% (16.2% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	3,762,745
	2004A, 0.000%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,057,829
	2005B, 0.000%, 8/01/28 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	1,417,744
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	1,970,178
760	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/15 at 100.00	BBB	681,591
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,020,040
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	7,744,575
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
11,200	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	11,639,824
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,826,003
4,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	4,034,320
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,142,559
2,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,370,483
	Project, Series 2009, 6.750%, 2/01/38
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	BBB	3,481,363
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	Aa3	1,281,056
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	Aa3	1,022,031
6,570	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	8,567,871
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	Aa1	4,352,769
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A+	1,150,308
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa3	1,664,443
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	A1	823,561
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA–	1,643,910
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	764,770
	Bonds, Series 2007A-1, 5.125%, 6/01/47
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	2,043,600
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
1,750	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds,	8/13 at 100.00	AA– (4)	1,833,913
	Election 2002 Series 2004, 5.000%, 8/01/29 (Pre-refunded 8/01/13) – AGM Insured
3,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	4,021,325
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/18 (Pre-refunded 7/01/13) –
	AGM Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,460,350
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,788,082
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,147,420
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	4,638,834
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,379,549
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	Aaa	6,323,550
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	3,618,900
	0.000%, 8/01/24 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,207,280
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	12,098,415
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,612,676
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	3,095,829
	Tender Option Bond Trust 3504, 19.768%, 2/01/33 (IF)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	5,936,577
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	4,098,132
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	6,482,320
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 47.82	Aa1	2,996,353
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured
216,295	Total California			162,203,078
	Colorado – 10.5% (7.2% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,623,472
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	9,714,515
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,817,474
	Series 2009A, 5.500%, 7/01/34
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,546,905
	Association, Series 2007, 5.250%, 5/15/42
	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of
	Leavenworth Health Services Corporation, Series 2010A:
1,800	5.000%, 1/01/13	No Opt. Call	AA	1,833,696
7,500	5.000%, 1/01/40	1/20 at 100.00	AA	8,185,575
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA–	1,258,859
	2005C, 5.250%, 3/01/40 – AGM Insured
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2011,	No Opt. Call	AA	5,025,900
	2.000%, 11/15/12
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	6,129,781
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,746,919
4,340	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,927,766
1,055	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	1,172,506
	11/15/25 – SYNCORA GTY Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,029,060
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	BBB	2,370,425
8,645	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB	4,386,992
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	3,191,250
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	3,771,900
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	3,535,300
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,581,663
	Activity Bonds, Series 2010, 6.000%, 1/15/34
89,290	Total Colorado			71,849,958
	Florida – 4.2% (2.9% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/12 at 100.00	AA–	2,774,238
	2000O-1, 5.850%, 12/01/31 – AGM Insured (Alternative Minimum Tax)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,888,826
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
590	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/18 at 100.00	AA–	644,534
	System, Series 2008, 5.000%, 5/01/28
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	15,774,062
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,685,341
	5.000%, 11/15/33
27,040	Total Florida			28,767,001
	Georgia – 1.7% (1.1% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	4,317,800
	AGM Insured
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB–	2,948,314
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,411,500
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,790,325
	Medical Center Project, Series 2010, 7.625%, 12/01/30
10,650	Total Georgia			11,467,939
	Hawaii – 0.0% (0.0% of Total Investments)
35	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	10/12 at 100.00	Aaa	35,230
	Bonds, Series 1997A, 5.750%, 7/01/30 (Pre-refunded 10/01/12) (Alternative Minimum Tax)
	Illinois – 15.2% (10.4% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,621,542
	Revenues Series 2011A, 5.000%, 12/01/41
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	2,201,916
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,786,772
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,257,278
	5.250%, 12/01/40
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	10/12 at 100.00	A+ (4)	5,007,850
	Airport, Series 2001A, 5.375%, 1/01/32 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative
	Minimum Tax)
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/15 at 100.00	A2	5,612,600
	Series 2004A, 5.000%, 1/01/28 – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,044,229
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,691,055
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,145,880
	8/15/47 – AGC Insured (UB)
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	9,617,228
	Trust 1137, 9.102%, 7/01/15 (IF)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	2,986,175
	2009, 6.875%, 8/15/38
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,445,760
	Centers, Series 2008A, 6.000%, 8/15/23
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	5,105,048
	Series 2002, 5.625%, 1/01/28
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A	8,690,142
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	3,419,040
	5.000%, 1/01/20 – AGM Insured
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aa3	6,577,713
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	860,050
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	890,159
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
6,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,825,853
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured
4,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	4,846,160
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	Aa2 (4)	2,002,604
	4/01/23 (Pre-refunded 4/01/13) – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	4,449,225
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
1,270	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois,	7/13 at 100.00	A+	1,307,592
	General Obligation Bonds, Series 2003A, 5.000%, 1/01/18 – FGIC Insured
24,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	15,972,438
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
123,115	Total Illinois			104,364,309
	Indiana – 3.6% (2.5% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,707,004
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
1,035	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	8/12 at 100.00	N/R	1,036,056
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,435,902
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,696,240
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,042,180
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,550,638
	Indiana, Series 2007, 5.500%, 3/01/37
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,239,200
	AMBAC Insured
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	No Opt. Call	N/R	143,223
	1999, 5.450%, 2/15/13
29,105	Total Indiana			24,850,443
	Iowa – 0.9% (0.6% of Total Investments)
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	5,664,078
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	227,990
	5.600%, 6/01/34
6,550	Total Iowa			5,892,068
	Kansas – 1.2% (0.8% of Total Investments)
3,715	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,784,582
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,811,145
	5.300%, 6/01/31 – NPFG Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,526,553
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
9,195	Total Kansas			8,122,280
	Kentucky – 1.4% (1.0% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	7,093,429
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	AA–	1,709,100
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,114,910
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			9,917,439
	Louisiana – 10.5% (7.2% of Total Investments)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
275	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	301,373
2,610	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	2,858,968
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	6,972,791
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,391,860
	Series 2007A, 5.500%, 5/15/47
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 15.835%,	5/16 at 100.00	Aa1	33,682
	5/01/34 (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	21,666,775
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	11,049,700
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
4,785	5.500%, 5/15/30	11/12 at 100.00	A1	4,880,652
14,440	5.875%, 5/15/39	11/12 at 100.00	A–	14,728,655
68,478	Total Louisiana			71,884,456
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,227,366
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 2.2% (1.5% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,844,552
	Senior Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	657,913
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/13 at 100.00	A–	1,751,103
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,563,810
	University Issue, Series 2009A, 5.750%, 7/01/39
13,495	Total Massachusetts			14,817,378
	Michigan – 3.8% (2.6% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,081,512
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior	7/16 at 100.00	AA–	4,119,400
	Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured
2,615	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,966,168
	7/01/36 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,867,925
	7/01/31 – BHAC Insured
6,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	6,046,320
	2.000%, 1/01/13
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa3	2,607,250
	FGIC Insured
2,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	2,604,475
	5.000%, 10/15/29 – NPFG Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,056,131
	Series 2008A, 6.875%, 6/01/42
28,890	Total Michigan			26,349,181
	Minnesota – 0.6% (0.4% of Total Investments)
1,915	Independent School District 196, Rosemount, Minnesota, General Obligation Bonds, Series 1995,	No Opt. Call	AA+	1,912,376
	0.000%, 4/01/13 – AGM Insured
2,295	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds,	No Opt. Call	AA+	2,338,490
	Series 2007, 4.000%, 2/01/13
4,210	Total Minnesota			4,250,866
	Missouri – 1.9% (1.3% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,400	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	4,594,260
2,045	5.000%, 10/01/32 – AGM Insured	10/13 at 100.00	AA–	2,127,802
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	5,951,239
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
18,450	Total Missouri			12,673,301
	Nevada – 3.9% (2.7% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,224,345
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	5,769,600
	Series 2007B, Trust 2633, 18.537%, 7/01/31 – BHAC Insured (IF)
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+ (4)	4,067,920
	5.250%, 6/01/20 (Pre-refunded 12/01/12) – NPFG Insured
22,750	Total Nevada			27,061,865
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,660,860
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 1.6% (1.1% of Total Investments)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	6,727,950
	0.000%, 12/15/30 – FGIC Insured
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,026,300
	Series 2007-1A, 4.750%, 6/01/34
20,000	Total New Jersey			10,754,250
	New York – 7.1% (4.9% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,249,320
	2011A, 5.250%, 2/15/47
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,319,525
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 100.00	BB	4,889,231
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	BB	3,083,760
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
3,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/15 at 100.00	AAA	4,207,018
	Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/38
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	10,843,300
	Revenue Bonds, Series 2004B, Trust 1199, 5.000%, 6/15/36 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	No Opt. Call	AAA	5,698,350
	Series 2007B, 4.750%, 11/01/27
8,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	8,133,680
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB–	6,589,623
1,660	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,891,321
45,750	Total New York			48,905,128
	North Carolina – 1.4% (0.9% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,408,210
	5.250%, 1/01/20 – AMBAC Insured
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,871,350
	Health System, Series 2009A, 5.000%, 6/01/42
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,193,873
	5.750%, 1/01/39 – AGC Insured
8,400	Total North Carolina			9,473,433
	North Dakota – 0.6% (0.4% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	1,826,520
	6.000%, 11/01/28
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB–	2,446,609
	5.125%, 7/01/25
3,850	Total North Dakota			4,273,129
	Ohio – 6.8% (4.6% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,918,800
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,760	5.125%, 6/01/24	6/17 at 100.00	B	1,477,186
2,700	5.875%, 6/01/30	6/17 at 100.00	B+	2,241,999
9,135	5.750%, 6/01/34	6/17 at 100.00	BB	7,437,900
3,920	6.000%, 6/01/42	6/17 at 100.00	BBB	3,270,887
6,080	5.875%, 6/01/47	6/17 at 100.00	BB	4,938,723
6,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	5,353,151
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	8,200,560
	Project, Series 2009E, 5.625%, 10/01/19
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+ (4)	2,746,063
	(Pre-refunded 5/01/13)
49,670	Total Ohio			46,585,269
	Oklahoma – 2.6% (1.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,066,540
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,939,818
	Center, Series 2008B, 5.250%, 8/15/38
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	12,531,360
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	2,083,800
	1/01/47 – FGIC Insured
16,675	Total Oklahoma			17,621,518
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, ,	10/17 at 100.00	A	3,204,270
	5.000% 10/01/36
	Pennsylvania – 4.8% (3.3% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	5,649,400
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,356,000
	AGM Insured
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/15 at 100.00	AA	8,885,579
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	A–	1,033,530
	Series 2003, 5.375%, 7/15/29
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,540,770
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,836,730
	AMBAC Insured
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,503,300
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30
28,450	Total Pennsylvania			32,805,309
	Puerto Rico – 7.4% (5.1% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	Baa2	2,538,750
	5.125%, 7/01/37
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	BBB+	5,364,700
	SYNCORA GTY Insured
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	10,981,400
10,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	10,902,386
	7/01/39 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	11,324,700
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	9,926,043
	2010C, 5.250%, 8/01/41
46,880	Total Puerto Rico			51,037,979
	Rhode Island – 1.2% (0.8% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/12 at 100.00	Baa1	1,238,829
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond	10/14 at 100.00	AA+	7,139,860
	Program, Series 50A, 4.650%, 10/01/34
8,235	Total Rhode Island			8,378,689
	South Carolina – 3.8% (2.6% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	10,295,300
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,672,950
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB	2,238,941
	Series 2004A, 5.250%, 8/15/34 – NPFG Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,078,300
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	843,447
	0.000%, 1/01/23 – FGIC Insured
520	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa3 (4)	542,922
	System, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 7/01/13) – AMBAC Insured
1,605	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AA–	1,666,889
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured
4,805	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1 (4)	4,843,872
	10/01/24 (Pre-refunded 10/01/12) – AMBAC Insured
25,755	Total South Carolina			26,182,621
	South Dakota – 0.5% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	3,113,483
	Series 2007, 5.000%, 11/01/40
	Tennessee – 2.4% (1.7% of Total Investments)
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AA–	15,333,093
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – AGM Insured
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,156,140
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	29,985
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)
22,915	Total Tennessee			16,519,218
	Texas – 11.4% (7.8% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	No Opt. Call	AAA	6,234,821
	Series 2008, 5.000%, 2/15/38
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A	6,503,700
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	2,197,740
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,160,300
2,100	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	AAA	2,262,729
	Series 2004, 5.000%, 8/15/33
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	2,371,245
	0.000%, 8/15/26
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	7,834,200
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,606,350
	NPFG Insured
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
3,460	5.000%, 2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	3,547,573
1,540	5.000%, 2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	1,578,977
1,225	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	No Opt. Call	AAA	1,325,438
	Obligation Bonds, Refunding Series 2007C, 5.625%, 2/15/14
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,881,648
	5.000%, 8/01/29
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AA–	3,084,037
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
1,100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	No Opt. Call	AAA	1,087,636
	Bonds, Series 2007, 0.000%, 8/15/14
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	3,197,142
	Bonds, Series 2008, 0.000%, 8/15/39
3,520	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,976,685
	Series 2007, 5.000%, 8/15/34
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	2,655,590
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	7,354,830
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB+ (4)	4,725,239
	Series 2002A, 6.000%, 10/01/21 (Pre-refunded 10/01/12)
2,700	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	2,721,303
	2002A, 5.500%, 8/15/39 – AMBAC Insured
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	2,145,630
	2005, 0.000%, 8/15/21
93,140	Total Texas			78,452,813
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,283,440
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,751,358
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.6% (0.4% of Total Investments)
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,078,554
	Series 2007B2, 5.200%, 6/01/46
2,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,221,794
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
4,865	Total Virginia			4,300,348
	Washington – 1.8% (1.2% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/13 at 100.00	AAA	1,268,946
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/17 at 100.00	AA	2,666,206
	Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1 (4)	1,903,603
	5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,258,220
	Research Center, Series 2009A, 6.000%, 1/01/33
3,075	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	Baa1	3,193,234
	Series 2002, 6.625%, 6/01/32
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	913,219
	12/01/24 – NPFG Insured
11,920	Total Washington			12,203,428
	Wisconsin – 0.7% (0.4% of Total Investments)
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	590,578
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA–	3,861,090
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured
3,565	Total Wisconsin			4,451,668
$ 1,109,718	Total Investments (cost $923,414,704) – 146.3%			1,002,448,797
	Floating Rate Obligations – (6.6)%			(45,488,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.3)% (6)			(296,800,000)
	Other Assets Less Liabilities – 3.6%			25,152,387
	Net Assets Applicable to Common Shares – 100%			$ 685,312,851

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,002,448,797	$ —	$1,002,448,797

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $881,163,301.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$85,439,201
Depreciation	(9,644,154)
Net unrealized appreciation (depreciation) of investments	$75,795,047

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser
has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012